Average Annual Total Returns	12 Months Ended				13 Months Ended	15 Months Ended						16 Months Ended						17 Months Ended								20 Months Ended				25 Months Ended
	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	[1]	28.25% [2]			25.94%	[3]			26.22%	[4]	24.83%	[5]					23.39%	[6]	21.21%	[7]	21.66%	[8]			24.47%	[1]
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	34.21%	[9]	25.02%	[9]		29.56%	[10]			29.04%	[11]	26.22%	[12]			23.63%	[13]	22.51%	[14]							25.72%	[15]			21.87% [16]
YieldMax AAPL Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			18.61%																									18.50%
Performance Inception Date																												Apr. 17, 2023
YieldMax AAPL Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.30%																									13.35%
YieldMax AAPL Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.57%																									11.70%
YieldMax AI Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			(14.39%)		(14.25%)
Performance Inception Date					Nov. 27, 2023
YieldMax AI Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(21.32%)		(20.62%)
YieldMax AI Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(8.44%)		(12.47%)
YieldMax AMD Option Income Strategy ETF
Prospectus [Line Items]
Average Annual Return, Percent			(16.65%)					3.72%
Performance Inception Date								Sep. 18, 2023
YieldMax AMD Option Income Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(22.63%)					(4.42%)
YieldMax AMD Option Income Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(9.34%)					1.68%
YieldMax AMZN Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			35.90%																			39.13%
Performance Inception Date																						Jul. 24, 2023
YieldMax AMZN Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			25.70%																			28.04%
YieldMax AMZN Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			20.77%																			24.93%
YieldMax COIN Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.11%																	78.50%
Performance Inception Date																				Aug. 14, 2023
YieldMax COIN Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.96%																	47.89%
YieldMax COIN Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.51%																	46.31%
YieldMax DIS Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			14.73%									18.56%
Performance Inception Date												Aug. 24, 2023
YieldMax DIS Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.57%									13.00%
YieldMax DIS Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.67%									11.70%
YieldMax GOOGL Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			12.96%																					7.78%
Performance Inception Date																								Jul. 27, 2023
YieldMax GOOGL Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.11%																					3.00%
YieldMax GOOGL Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.60%																					3.86%
YieldMax JPM Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.76%											14.99%
Performance Inception Date														Sep. 11, 2023
YieldMax JPM Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.62%											9.52%
YieldMax JPM Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.05%											9.05%
YieldMax META Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			44.06%																					45.48%
Performance Inception Date																								Jul. 27, 2023
YieldMax META Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			22.06%																					26.32%
YieldMax META Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			24.11%																					25.84%
YieldMax MRNA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(45.18%)		(59.33%)
Performance Inception Date	Oct. 23, 2023
YieldMax MRNA Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(48.09%)		(61.55%)
YieldMax MRNA Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(30.42%)		(34.53%)
YieldMax MSFT Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			11.16%									22.92%
Performance Inception Date												Aug. 24, 2023
YieldMax MSFT Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.45%									15.09%
YieldMax MSFT Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.58%									14.18%
YieldMax NFLX Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			66.96%															46.89%
Performance Inception Date																		Aug. 07, 2023
YieldMax NFLX Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			36.50%															22.81%
YieldMax NFLX Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			35.24%															23.74%
YieldMax NVDA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			115.87%																							96.91%
Performance Inception Date																										May 10, 2023
YieldMax NVDA Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			68.31%																							61.17%
YieldMax NVDA Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			62.83%																							57.57%
YieldMax PYPL Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			44.69%							40.29%
Performance Inception Date										Sep. 25, 2023
YieldMax PYPL Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.87%							19.42%
YieldMax PYPL Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			23.67%							20.67%
YieldMax SQ Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			22.41%			59.79%
Performance Inception Date						Oct. 10, 2023
YieldMax SQ Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.13%			40.57%
YieldMax SQ Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.36%			36.66%
YieldMax TSLA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			29.51%																											18.31%
Performance Inception Date																														Nov. 22, 2022
YieldMax TSLA Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			21.38%																											11.62%
YieldMax TSLA Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			17.45%																											10.67%
YieldMax XOM Option Income Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.90%													(2.38%)
Performance Inception Date																Aug. 30, 2023
YieldMax XOM Option Income Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.00%													(7.21%)
YieldMax XOM Option Income Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.60%													(3.59%)

[1]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[2]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[3]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[4]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[5]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[6]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[7]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[8]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[9]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[10]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[11]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[12]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[13]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[14]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[15]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
[16]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.